Borrowings (Details)					6 Months Ended
	Dec. 30, 2028 USD ($)	Apr. 28, 2026 CNY (¥)	Feb. 28, 2026 CNY (¥)	Aug. 14, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 30, 2028 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 27, 2026 CNY (¥)	Nov. 27, 2025 CNY (¥)
Short-Term Borrowings [Line Items]
Repayment of loan principal				¥ 24,839,192.81		¥ 9,760,000
Interest expenses of short-term borrowings | $					$ 823,365		$ 626,619
Weighted average interest rates of short-term loans outstanding					5.47%	5.47%	6.48%
Borrowing court cost amount									¥ 87,123.34
Interest expense, debt						¥ 9,605.33
Overdue interest value				521,895.28		186,085
Borrowing attorney fees						49,100
Loans to bank											¥ 52,750,000
First Instance [Member]
Short-Term Borrowings [Line Items]
Borrowing court cost amount				¥ 171,980.81
Interest rate of annual period				5.18%
Second Instance [Member]
Short-Term Borrowings [Line Items]
Borrowing court cost amount				¥ 6,518.95
Litigation with Bank of Ningbo [Member]
Short-Term Borrowings [Line Items]
Borrowing court cost amount | $					$ 10,300
Court cost						¥ 76,278.5
Litigation with Bank of Ningbo [Member] | Forecast [Member]
Short-Term Borrowings [Line Items]
Principal payment								¥ 20,000,000
Accrued interest rate | $	$ 2,694,000
Bank of Beijing Litigation [Member]
Short-Term Borrowings [Line Items]
Repayment of loan principal			¥ 20,000,000
Interest expense, debt			240,000
Overdue interest value			¥ 592,235.63
Interest rate of annual period			6.75%
Borrowing attorney fees			¥ 60,000
Loans to bank										¥ 40,000,000
Court cost			¥ 151,261
Bank of Jiangsu Litigation [Member]
Short-Term Borrowings [Line Items]
Principal payment		¥ 20,000,000
Interest rate of annual period					7.50%	7.50%
Borrowing attorney fees		95,000
Payments for pledged amount		¥ 30,000,000